Employee benefit expenses - Average number of people employed (Details) - employee	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Exceptional items
Average number of employees	932	1,140	1,112
Number of temporary staff during Matchdays	2,238	2,875	2,517
Football - men's and women's players
Exceptional items
Average number of employees	133	136	131
Football - technical and coaching
Exceptional items
Average number of employees	164	193	192
Commercial
Exceptional items
Average number of employees	129	170	160
Media
Exceptional items
Average number of employees	82	111	104
Administration and other
Exceptional items
Average number of employees	424	530	525